SEMI-ANNUAL
                                                     FINANCIAL REPORT


                                                STI Classic Variable Trust

                                                       JUNE 30, 2000

                                                      [logo omitted]

Dear STI Classic Variable Trust Shareholders:

The fiscal year 2000 Semi-Annual Financial Report for the STI Classic Variable Trust Funds is covered in the following section. STI Classic Funds and the STI Classic Variable Trust Funds have offered investors the opportunity to invest in a diverse set of investment options since 1992.

The STI Classic Variable Trust Fund menu displayed in the table provides investors with a variety of investment styles designed to meet the risk tolerance and growth objectives of most investors. The Funds invest in different areas of the stock market, recognizing that not all segments move in unison.

                                          STI CLASSIC VARIABLE TRUST (UNAUDITED)
                                        NET OF FEES PERFORMANCE AS OF JUNE 30, 2000
                                           Three                                         Since Inception     Inception
                                           Months         One Year       Two Years        (Annualized)         Date
---------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Capital Appreciation Fund                 1.95%          4.32%          11.61%             23.22%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Growth and Income Fund                   (0.39%)          n/a             n/a                n/a          12/30/99
---------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   International Equity Fund                 5.11%          9.70%           3.95%             11.39%          11/7/96
---------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Mid-Cap Equity Fund                      (0.95%)        18.29%          12.12%             15.40%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Quality Growth Stock Fund                (2.43%)          n/a             n/a                n/a          12/30/99
---------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Small Cap Value Equity Fund               5.19%         (7.38%)         (8.31%)            (6.97%)        10/22/97
---------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Value Income Stock Fund                  (2.69%)       (19.70%)         (3.80%)            10.54%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
   STI Classic Variable Trust
   Investment Grade Bond Fund               (1.76%)         0.57%           1.74%              4.76%          10/2/95
---------------------------------------------------------------------------------------------------------------------------
Returns and principal values will fluctuate and shares at redemption may be worth more or less than their original cost. Past performance is not a guarantee of future returns.

The Investment Adviser to the STI Classic Variable Trust is Trusco Capital
Management, Inc., a firm with a long tradition of quality investment services.
Trusco Capital Management is fully committed to reliable long-term investment performance to enhance the financial goals of our clients.

Thank you for your participation in the STI Classic Variable Trust Funds. We will do our best to invest wisely in order to achieve your continued confidence.

                                                                             Sincerely,

                                                                             /s/signature omitted

                                                                             Douglas S. Phillips, CFA
                                                                             President, Chief Investment Officer
                                                                             Trusco Capital Management

                                                                                                     1

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000


Capital Appreciation Fund
--------------------------------------------------------------------------------
                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (93.6%)
BASIC MATERIALS (1.4%)
   Air Products & Chemicals            26,900     $    829
   Praxair                             22,000          824
                                                  --------
                                                     1,653
                                                  --------
CAPITAL GOODS (13.0%)
   Danaher                              2,500          124
   General Electric                    83,800        4,441
   Honeywell International             20,000          674
   Illinois Tool Works                 28,100        1,602
   Masco                               62,450        1,128
   Minnesota Mining & Manufacturing     5,200          429
   SPX*                                 3,200          387
   Textron                             27,800        1,510
   Tyco International Ltd.             86,480        4,097
   United Technologies                 10,400          612
   WW Grainger                          3,600          111
                                                  --------
                                                    15,115
                                                  --------
COMMUNICATION SERVICES (6.4%)
   ADC Telecommunications*             21,900        1,837
   AT&T                                24,855          786
   Charter Communications, Cl A*       24,400          401
   Comverse Technology*                 5,400          502
   Motorola                            23,103          671
   Nortel Networks                     10,000          682
   Sprint (FON Group)                  19,000          969
   US West                             14,100        1,209
   Worldcom*                            9,968          457
                                                  --------
                                                     7,514
                                                  --------
CONSUMER CYCLICALS (14.9%)
   Bed Bath & Beyond*                  16,200          587
   Brinker International*              29,300          857
   Carnival                            19,400          378
   CVS                                 58,500        2,340
   Eastman Kodak                        6,000          357
   Ecolab                              19,000          742
   Federated Department Stores*         2,900           98
   Gannett                             18,349        1,097
   Knight Ridder                        5,600          298
   Linens 'N Things*                   23,700          643



--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Lowe's Companies                    43,800     $  1,799
   McGraw-Hill Companies               11,900          643
   New York Times, Cl A                15,500          612
   Office Depot*                        3,700           23
   RadioShack                          50,500        2,392
   Royal Caribbean Cruises             24,000          444
   Saks*                               19,600          206
   SFX Entertainment*                  14,000          634
   Time Warner                         10,200          775
   United Rentals*                     14,000          240
   Viacom, Cl B*                       23,249        1,585
   Walt Disney                         15,000          582
                                                  --------
                                                    17,332
                                                  --------
CONSUMER STAPLES (6.0%)
   Avon Products                        8,300          369
   Bestfoods                           13,400          928
   Flowers Industries                  19,600          391
   Kroger*                            103,200        2,277
   Nabisco Group Holdings              39,100        1,014
   Nabisco Holdings, Cl A               6,000          315
   Pepsico                             23,500        1,044
   Ralston-Purina Group                33,000          658
                                                  --------
                                                     6,996
                                                  --------
ENERGY (4.7%)
   Burlington Resources                18,300          700
   Conoco, Cl B                        62,300        1,530
   Halliburton                         10,000          472
   Kerr-McGee                          18,800        1,108
   Texaco                              14,900          793
   Unocal                              26,100          865
                                                  --------
                                                     5,468
                                                  --------
FINANCE (9.0%)
   ACE                                 27,700          776
   American International Group         6,253          735
   Associates First Capital, Cl A      10,300          230
   AXA Financial                        8,500          289
   Bank of America                     20,742          892
   Chase Manhattan                     21,000          967
   Cigna                               12,800        1,197

--------------------------------------------------------------------------------

                                                                       UNAUDITED


--------------------------------------------------------------------------------
                                      SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
   Comerica                            12,300     $    552
   Conseco                             18,900          184
   Freddie Mac                          6,800          275
   Golden West Financial               19,000          775
   Mellon Financial                    31,300        1,140
   Metlife*                            36,500          769
   PNC Financial Services Group         3,900          183
   US Bancorp                          41,500          799
   Washington Mutual                   24,068          695
                                                  --------
                                                    10,458
                                                  --------
HEALTH CARE (12.1%)
   Baxter International                13,800          970
   Bristol-Myers Squibb                24,400        1,421
   Cardinal Health                     20,134        1,490
   Eli Lilly                            4,200          419
   HCA                                  2,700           82
   Health Management
     Associates, Cl A*                 40,100          524
   Johnson & Johnson                   12,200        1,243
   Merck                               27,700        2,123
   Pfizer                              44,825        2,152
   Pharmacia                           18,100          936
   Schering-Plough                     35,400        1,788
   Tenet Healthcare*                   34,300          926
                                                  --------
                                                    14,074
                                                  --------
SERVICE INDUSTRIES (3.1%)
   Cendant*                           102,160        1,430
   Interpublic Group                   33,600        1,445
   Republic Services*                  22,700          363
   Young & Rubicam                      6,300          360
                                                  --------
                                                     3,598
                                                  --------
TECHNOLOGY (22.1%)
   Agilent Technologies*                4,920          363
   Analog Devices*                     12,100          920
   BMC Software*                       16,500          602
   Ceridian*                           30,700          739
   Cisco Systems*                      56,600        3,598
   Computer Associates
     International                      5,500          282


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
   Dell Computer*                      28,200     $  1,391
   EMC*                                18,000        1,385
   Hewlett-Packard                     12,900        1,611
   Intel                               21,400        2,861
   International Business Machines     29,200        3,199
   Microsoft*                          54,550        4,364
   Novellus Systems*                    2,500          141
   Sun Microsystems*                   28,300        2,574
   Teradyne*                            3,600          265
   Texas Instruments                   22,000        1,511
                                                  --------
                                                    25,806
                                                  --------
TRANSPORTATION (0.9%)
   Sabre Holdings*                      9,429          269
   United Parcel Service, Cl B         12,700          749
                                                  --------
                                                     1,018
                                                  --------
Total Common Stocks
     (Cost $82,199)                                109,032
                                                  --------
PREFERRED STOCK (0.4%)
COMMUNICATION SERVICES (0.4%)
   Cox Communication - PRIZES,
     CV to 0.8621 Shares*               4,500          499
                                                  --------
Total Preferred Stock
     (Cost $398)                                       499
                                                  --------
CONVERTIBLE BONDS (4.2%)
COMMUNICATION SERVICES (0.5%)
   Bell Atlantic Financial Services,
     CV to 178.0369 Shares,
     Callable 04/01/01 @ 102.3
     5.750%, 04/01/03                    $400          398
   NTL,
     CV to 9.2435 Shares (B),
     Callable 12/15/02 @ 104.03
     5.750%, 12/15/09                     250          196
                                                  --------
                                                       594
                                                  --------
CONSUMER CYCLICALS (0.6%)
   Clear Channel Communications,
     CV to 9.4500 Shares
     1.500%, 12/01/02                     500          487

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000


CAPITAL APPRECIATION FUND--CONCLUDED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Tower Automotive,
     CV to 38.6399 Shares (B),
     Callable 08/07/00 @ 102.86
     5.000%, 08/01/04                 $   300     $    231
                                                  --------
                                                       718
                                                  --------
ENERGY (1.2%)
   Diamond Offshore Drilling,
     CV to 8.6075 Shares (A) (B),
     Callable 06/06/05 @ 59.42
     0.000%, 06/06/20                   1,000          466
   Potomac Electric Power,
     CV to 29.5000 Shares,
     Callable 08/07/00 @ 95.64
     5.000%, 09/01/02                   1,000          944
                                                  --------
                                                     1,410
                                                  --------
FINANCE (0.4%)
   Elan Finance,
     CV to 13.7500 Shares (A),
     Callable 12/14/03 @ 61.66
     0.000%, 12/14/18                     650          471
                                                  --------
TECHNOLOGY (1.5%)
   America Online,
     CV to 5.8338 Shares (A),
     Callable 12/06/04 @ 63.98
     0.000%, 12/06/19                   1,000          499
   Solectron,
     CV to 14.9440 Shares (A),
     Callable 01/27/03 @ 53.06
     0.000%, 01/27/19                   1,000          674
   Solectron,
     CV to 12.3309 Shares (A),
     Callable 05/08/03 @ 62.86
     0.000%, 05/05/20                     900          567
                                                  --------
                                                     1,740
                                                  --------
Total Convertible Bonds
     (Cost $4,811)                                   4,933
                                                  --------



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
   Morgan Stanley Dean Witter
     6.250%, dated 06/30/00,
     matures 07/03/00, repurchase
     price $430,826 (collateralized
     by a U.S. Treasury Note:
     market value $440,532)              $431     $    431
                                                  --------
Total Repurchase Agreement
     (Cost $431)                                       431
                                                  --------
Total Investments (98.6%)
   (Cost $87,839)                                  114,895
                                                  --------
OTHER ASSETS AND LIABILITIES,
     NET (1.4%)                                      1,658
                                                  --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,428,213 outstanding
     shares of beneficial interest                  82,091
   Undistributed net investment income                  58
   Accumulated net realized gain
     on investments                                  7,348
   Net unrealized appreciation
     on investments                                 27,056
                                                  --------
Total Net Assets (100.0%)                         $116,553
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                       $21.47
                                                  ========
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
CV -- CONVERTIBLE SECURITY
LTD. -- LIMITED
PRIZES -- PARTICIPATING REDEEMABLE INDEXED ZERO-PREMIUM EXCHANGABLE SECURITIES
(A) ZERO COUPON BOND
(B) PRIVATE PLACEMENT SECURITY

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED


GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                                       SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (94.2%)
BASIC MATERIALS (3.2%)
   International Paper                    900     $     27
   Nucor                                  250            8
                                                  --------
                                                        35
                                                  --------
CAPITAL GOODS (10.5%)
   Berkshire Hathaway*                     15           26
   Boeing                                 500           21
   Deere                                  400           15
   Gannett                                225           13
   General Electric                       400           21
   Ingersoll-Rand                         500           20
                                                  --------
                                                       116
                                                  --------
COMMUNICATION SERVICES (7.4%)
   AT&T                                   600           19
   GTE                                    250           16
   Lucent Technologies                    200           12
   SBC Communications                     250           11
   Worldcom*                              500           23
                                                  --------
                                                        81
                                                  --------
CONSUMER CYCLICALS (6.4%)
   Office Depot*                        3,000           19
   Sears Roebuck                          400           13
   Target                                 400           23
   Walt Disney                            400           15
                                                  --------
                                                        70
                                                  --------
CONSUMER STAPLES (13.1%)
   Albertson's                            500           17
   Coca-Cola                              400           23
   Hershey Foods                          450           22
   Kellogg                                500           15
   Philip Morris Companies                600           16
   Quaker Oats                            300           22
   Sara Lee                             1,500           29
                                                  --------
                                                       144
                                                  --------



------------------------------------------------------------------------
                                         SHARES   VALUE (000)
------------------------------------------------------------------------
ENERGY (6.6%)
   Exxon Mobil                            225     $     18
   Royal Dutch Petroleum,
     New York Shares                      300           18
   Schlumberger Ltd.                      200           15
   Texaco                                 400           21
                                                  --------
                                                        72
                                                  --------
FINANCIALS (12.5%)
   American International Group           100           12
   Bank of America                        200            9
   Citigroup                              250           15
   Fannie Mae                             475           25
   Fleet Boston Financial                 500           17
   Keycorp                                500            9
   Morgan Stanley Dean Witter             200           17
   Washington Mutual                      500           14
   Wells Fargo                            500           19
                                                  --------
                                                       137
                                                  --------
HEALTH CARE (10.0%)
   Amgen*                                 150           11
   HCA                                    500           15
   Johnson & Johnson                      250           25
   Merck                                  250           19
   Schering-Plough                        250           13
   Watson Pharmaceutical*                 500           27
                                                  --------
                                                       110
                                                  --------
TECHNOLOGY (20.9%)
   3com*                                  400           23
   Adaptec*                             1,000           23
   Agilent Technologies*                   37            3
   America Online*                        300           16
   BMC Software*                          500           18
   Cisco Systems*                         200           13
   Compaq Computer                      1,000           26
   Computer Sciences*                     250           19
   Hewlett-Packard                        100           12

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000


GROWTH AND INCOME FUND--CONCLUDED
--------------------------------------------------------------------------------
                                  SHARES/FACE
                                 AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
--------------------------------------------------------------------------------
   Intel                                  150     $     20
   International Business Machines        125           14
   Microsoft*                             400           32
   Sun Microsystems*                      125           11
                                                  --------
                                                       230
                                                  --------
UTILITIES (3.6%)
   Duke Energy                            500           28
   Southern                               500           12
                                                  --------
                                                        40
                                                  --------
Total Common Stocks
     (Cost $1,025)                                   1,035
                                                  --------
REPURCHASE AGREEMENT (5.7%)
   Morgan Stanley Dean Witter
     6.250%, dated 06/30/00,
     matures 07/03/00, repurchase
     price $63,560 (collateralized
     by a U.S. Treasury Note:
     market value $64,990)               $ 64           63
                                                  --------
Total Repurchase Agreement
     (Cost $63)                                         63
                                                  --------
Total Investments (99.9%)
   (Cost $1,088)                                     1,098
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                 1
                                                  --------



--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 103,208 outstanding
     shares of beneficial interest                $  1,089
   Net unrealized appreciation
     on investments                                     10
                                                  --------
Total Net Assets (100.0%)                         $  1,099
                                                  ========

Net Asset Value, Offering and
   Redemption Price Per Share                     $  10.64
                                                  ========

* NON-INCOME PRODUCING SECURITY
LTD. -- LIMITED

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                       SHARES    VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (98.5%)
AUSTRALIA (1.5%)
   National Australia Bank             10,165     $    169
   Pasminco                           105,900           56
                                                  --------
                                                       225
                                                  --------
BELGIUM (0.0%)
   Dexia VVPR Strips                    1,680           --
                                                  --------
DENMARK (1.2%)
   Danisco                              5,100          170
                                                  --------
FRANCE (11.7%)
   Coflexip Stena Offshore              2,625          317
   Compagnie de Saint-Gobain              700           94
   ISIS                                 1,200           85
   Lafarge                              3,689          286
   Suez Lyonnaise Des Eaux                600          105
   Technip                              2,890          349
   Total Fina Elf                       2,700          413
   Vivendi                                900           79
                                                  --------
                                                     1,728
                                                  --------
GERMANY (7.7%)
   BASF                                 3,300          133
   Bayer                                3,600          140
   Buderus                              5,600           88
   FAG Kugelfischer Georg Schaefer     11,800           88
   HypoVereinsbank                      2,900          188
   Kamps                                3,200          102
   MG Technologies                     17,750          244
   Siemens                              1,000          150
                                                  --------
                                                     1,133
                                                  --------



--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HONG KONG (0.7%)
   Li & Fung                           22,000     $    110
                                                  --------
IRELAND (0.0%)
   Bank of Ireland                        536            3
                                                  --------
ISRAEL (1.2%)
   ECI Telecom ADR                      4,770          171
                                                  --------
ITALY (6.4%)
   Banca Intesa                        34,950          156
   ENI                                 56,000          323
   Parmalat Finanziaria               118,200          166
   Saipem                              51,000          301
                                                  --------
                                                       946
                                                  --------
JAPAN (31.0%)
   Canon                                1,700           85
   Daiwa House Industry                13,000           95
   Daiwa Securities Group               8,000          106
   Family Mart                          2,600          100
   Fuji Heavy Industry                 58,400          424
   Hirose Electric                        900          140
   Hitachi                             10,000          144
   Honda Motor                          3,000          102
   Japan Tobacco                           23          202
   KAO                                  6,300          193
   Kirin Brewery                       11,200          140
   Kyocera                                900          153
   Matsumotokiuyoshi                      500           53
   Matsushita Electric Industrial      15,000          389
   Minebea                              8,000          100
   Murata Manufacturing                 1,000          144
   Nippon Telegraph & Telephone             7           93

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST  JUNE 30, 2000


INTERNATIONAL EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
APAN (CONTINUED)
   Olympus Optical                      7,000     $    126
   Onward Kashiyama                    12,000          163
   Promise                              1,100           87
   Sharp                               14,000          248
   Sumitomo Heavy Industries           62,000          208
   TDK                                  1,000          144
   Tokio Marine & Fire Insurance       14,000          162
   Toshiba                             21,000          237
   Yamada Denki                         3,000          269
   Yasuda Fire & Marine Insurance      25,000          132
   Yokowo                               5,000          128
                                                  --------
                                                     4,567
                                                  --------
NETHERLANDS (6.8%)
   Akzo Nobel                           2,300           97
   Fortis                               7,900          229
   IHC Caland                           5,705          277
   Randstad Holdings                    2,800          103
   Unique International                12,345          295
                                                  --------
                                                     1,001
                                                  --------
NEW ZEALAND (1.1%)
   Fletcher Challenge Building        151,445          161
                                                  --------
NORWAY (3.4%)
   Kvaerner                             9,000           94
   Petroleum Geo-Services ADR*         23,800          406
                                                  --------
                                                       500
                                                  --------
SINGAPORE (0.8%)
   Oversea-Chinese Banking             17,000          117
                                                  --------
SOUTH KOREA (1.2%)
   Hite Brewery                         2,900          128
   Pohang Iron & Steel ADR              2,000           48
                                                  --------
                                                       176
                                                  --------



--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
SPAIN (3.6%)
   Aguas de Barcelona                   5,700     $     76
   Altadis                             24,700          378
   Telefonica                           3,600           77
                                                  --------
                                                       531
                                                  --------
SWEDEN (1.8%)
   Sandvik                             10,400          219
   Swedish Match                       17,000           53
                                                  --------
                                                       272
                                                  --------
SWITZERLAND (0.5%)
   ABB                                    600           72
                                                  --------
UNITED KINGDOM (17.9%)
   Allied Zurich                       40,050          475
   Diageo                              49,264          443
   Hanson                              36,500          259
   IMI                                  9,300           40
   Imperial Tobacco Group              41,300          397
   Lloyds TSB Group                     7,600           72
   Prudential                           8,000          117
   Reckitt Benckiser                   32,400          364
   Rolls-Royce                         72,385          257
   Stagecoach Holdings                191,893          212
                                                  --------
                                                     2,636
                                                  --------
Total Foreign Common Stocks
     (Cost $13,636)                                 14,519
                                                  --------
FOREIGN RIGHTS (0.0%)
NORWAY (0.0%)
   Kvaerner                             9,000            5
                                                  --------
Total Foreign Rights
     (Cost $--)                                          5
                                                  --------

--------------------------------------------------------------------------------
                                                                       UNAUDITED



--------------------------------------------------------------------------------
                                         SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN WARRANT (0.0%)
FRANCE (0.0%)
   Lafarge                                686     $      2
                                                  --------
Total Foreign Warrant
     (Cost $--)                                          2
                                                  --------
Total Investments (98.5%)
   (Cost $13,636)                                   14,526
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (1.5%)               216
                                                  --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,023,138 outstanding
     shares of beneficial interest                  11,311
   Undistributed net investment income                 112
   Accumulated net realized gain
     on investments                                  2,430
   Net unrealized depreciation on
     forward foreign currency contracts,
     foreign currency, and translation
     of other assets                                    (1)
   Net unrealized appreciation
     on investments                                    890
                                                  --------
Total Net Assets (100.0%)                         $ 14,742
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                     $  14.41
                                                  ========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




At June 30, 2000, sector diversification of the Fund was as follows:

                                        % OF         VALUE
SECTOR DIVERSIFICATION               NET ASSETS       (000)
----------------------               ----------    --------
FOREIGN COMMON STOCKS
Food, Beverage and Tobacco               16.1%     $ 2,360
Electronics                              10.7        1,563
Oil & Gas                                 9.8        1,439
Construction Materials                    8.4        1,242
Insurance                                 6.0          886
Services                                  5.1          747
Banking                                   4.8          706
Manufacturing                             4.8          702
Computers                                 3.7          550
Automotive                                3.6          527
Diversified Operations                    3.5          513
Machinery                                 2.9          427
Financial Services                        2.9          422
Audio/Video                               2.6          389
Chemicals                                 2.5          371
Telecommunications                        2.3          341
Aerospace                                 1.7          257
Transportation                            1.4          212
Consumer Products                         1.4          210
Cosmetics & Toiletries                    1.3          193
Retail                                    1.0          153
Distribution                              0.7          110
Metals                                    0.7          104
Real Estate                               0.6           95
                                        -----      -------
TOTAL FOREIGN
   COMMON STOCKS                         98.5       14,519
FOREIGN RIGHTS                            --             5
FOREIGN WARRANT                           --             2
                                        -----      -------
TOTAL INVESTMENTS                        98.5       14,526
OTHER ASSETS AND
   LIABILITIES, NET                       1.5          216
                                        ------     -------
NET ASSETS                              100.0%     $14,742
                                        ======     =======


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000


MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
                                      SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (85.9%)
BASIC MATERIALS (4.6%)
   Georgia-Pacific Group                5,100     $    134
   Potash of Saskatchewan               9,400          519
   Stillwater Mining*                  24,800          691
                                                  --------
                                                     1,344
                                                  --------
CAPITAL GOODS (3.2%)
   ACT Manufacturing*                  11,100          516
   SPX*                                 3,500          423
                                                  --------
                                                       939
                                                  --------
COMMUNICATION SERVICES (8.8%)
   Antec*                              12,000          499
   Commscope*                           3,800          156
   Harris                               9,400          308
   Seachange International*            18,100          523
   Western Wireless, Cl A*             20,300        1,106
   WinStar Communications*                 38            1
                                                  --------
                                                     2,593
                                                  --------
CONSUMER CYCLICALS (14.2%)
   BJ's Wholesale Club*                 9,100          300
   Imax*                               52,200        1,188
   Men's Wearhouse*                    60,650        1,353
   Nordstrom                           14,100          340
   Outback Steakhouse*                 15,700          459
   Polaroid                            28,700          518
                                                  --------
                                                     4,158
                                                  --------
CONSUMER STAPLES (3.1%)
   Bowater                              6,000          265
   Suiza Foods*                         6,000          293
   Universal Foods                     18,600          344
                                                  --------
                                                       902
                                                  --------
ENERGY (15.0%)
   Apache                               9,900          582
   Barrett Resources*                  16,200          493
   BJ Services*                         2,300          144



--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
   Bouygues Offshore ADR               10,100    $     251
   Coflexip Stena Offshore ADR          1,300           79
   Cooper Cameron*                      2,200          145
   Ensco International                  4,900          176
   Equitable Resources                  8,100          391
   Global Marine*                       5,700          161
   Nabors Industries*                   3,800          158
   Noble Drilling*                      2,600          107
   Precision Drilling*                 26,500        1,024
   Smith International*                 2,000          146
   Stone Energy*                        6,200          370
   Weatherford International*           3,800          151
                                                  --------
                                                     4,378
                                                  --------
FINANCE (5.7%)
   Bank United, Cl A                    8,000          282
   Colonial Bancgroup                  11,900          107
   Hibernia                            29,700          323
   Marshall & Ilsley                    6,500          270
   North Fork Bancorporation           22,200          336
   SouthTrust                          15,900          360
                                                  --------
                                                     1,678
                                                  --------
HEALTH CARE (9.8%)
   Forest Laboratories, Cl A*           4,000          404
   Health Management
     Associates, Cl A*                 45,200          590
   Jones Pharma                        25,075        1,001
   Mylan Laboratories                  17,200          314
   Renal Care Group*                   23,400          572
                                                  --------
                                                     2,881
                                                  --------
SERVICE INDUSTRIES (0.0%)
   Per-Se Technologies*                    25           --
                                                  --------
TECHNOLOGY (18.8%)
   Concurrent Computer*                42,500          558
   Cypress Semiconductor*               7,400          313
   Integrated Device Technology*        5,600          335

--------------------------------------------------------------------------------
                                                                       UNAUDITED



--------------------------------------------------------------------------------
                                      SHARES/FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
   Jabil Circuit*                       9,900     $    491
   NOVA*                               19,187          536
   Optimal Robotics*                    4,150          159
   Sawtek*                             16,300          938
   Symbol Technologies                  9,750          527
   Vishay Intertechnology               7,100          269
   Vitesse Semiconductor*               2,400          177
   Zoran*                              18,000        1,187
                                                  --------
                                                     5,490
                                                  --------
TRANSPORTATION (2.7%)
   CNF Transportation                  34,100          776
                                                  --------
Total Common Stocks
     (Cost $21,653)                                 25,139
                                                  --------
PREFERRED STOCK (0.3%)
   WinStar Communications,
     CV to 24.2072 Shares (A)           1,000           98
                                                  --------
Total Preferred Stock
     (Cost $97)                                         98
                                                  --------
WARRANT (0.0%)
   Per-Se Technologies*                    34           --
                                                  --------
Total Warrant
     (Cost $0)                                          --
                                                  --------
CONVERTIBLE BONDS (8.9%)
COMMUNICATION SERVICES (0.3%)
   American Tower,
     CV to 19.4175 Shares (A),
     Callable 12/15/03 @ 102.50
     5.000%, 02/15/10                    $100          101
                                                  --------
HEALTH CARE (6.0%)
   Affymetrix,
     CV to 3.1153 Shares (A),
     Callable 02/20/03 @ 102.38
     4.750%, 02/15/07                     210          160



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
   Chiron,
     CV to 34.5900 Shares,
     Callable 08/24/00 @ 97.48
     1.900%, 11/17/00                    $100     $    171
   Human Genome Sciences,
     CV to 8.8888 Shares,
     Callable 02/06/03 @ 102.50
     5.000%, 02/01/07                     185          254
   Human Genome Sciences,
     CV to 4.5662 (A),
     Callable 03/21/03 @ 101.88
     3.750%, 03/15/07                     280          230
   Millennium Pharmaceuticals,
     CV to 11.8848 Shares (A),
     Callable 01/15/03 @ 103.14
     5.500%, 01/15/07                     160          230
   Sepracor,
     CV to 42.2210 Shares,
     Callable 02/18/01 @ 103.57
     6.250%, 02/15/05                      50          255
   Sepracor,
     CV to 10.8249 Shares (A)
     5.000%, 02/15/07                     325          468
                                                  --------
                                                     1,768
                                                  --------
TECHNOLOGY (2.6%)
   Sanmina,
     CV to 22.5561 Shares (A),
     Callable 05/06/02 @ 101.70
     4.250%, 05/01/04                     150          299
   Sanmina,
     CV to 22.5561 Shares,
     Callable 05/06/02 @ 101.70
     4.250%, 05/01/04                     225          449
                                                  --------
                                                       748
                                                  --------
Total Covertible Bonds
     (Cost $1,882)                                   2,617
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000


MID-CAP EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.0%)
   Morgan Stanley Dean Witter
     6.250%, dated 06/30/00,
     matures 07/03/00, repurchase
     price $1,456,651 (collateralized
     by a U.S. Treasury Note:
     market value $1,489,467)          $1,456     $  1,456
                                                  --------
Total Repurchase Agreement
     (Cost $1,456)                                   1,456
                                                  --------
Total Investments (100.1%)
   (Cost $25,088)                                   29,310
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)              (40)
                                                  --------



--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,747,459 outstanding
     shares of beneficial interest                $ 19,097
   Undistributed net investment income                   8
   Accumulated net realized gain
     on investments                                  5,943
   Net unrealized appreciation
     on investments                                  4,222
                                                  --------
Total Net Assets (100.0%)                         $ 29,270
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                     $  16.75
                                                  ========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
(A) PRIVATE PLACEMENT SECURITY

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED


QUALITY GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.2%)
BASIC MATERIALS (2.0%)
   Alcoa                                  250     $      7
   E.I. Du Pont de Nemours                136            6
                                                  --------
                                                        13
                                                  --------
CAPITAL GOODS (10.9%)
   Agilent Technologies*                   31            2
   Applied Materials*                      79            7
   Caterpillar                            188            6
   General Electric                       398           21
   Honeywell International                128            4
   Linear Technology                      199           13
   Minnesota Mining & Manufacturing        87            7
   Tyco International                      82            4
   United Technologies                    135            8
   Visteon*                                 9           --
                                                  --------
                                                        72
                                                  --------
COMMUNICATION SERVICES (11.1%)
   AT&T                                   220            7
   BellSouth                               66            3
   Brocade Communications System*          22            4
   GTE                                     95            6
   JDS Uniphase*                           81           10
   Lucent Technologies                     94            6
   Network Appliance*                      94            8
   Nokia Oyj                               11            1
   Nortel Networks                        174           12
   Qualcomm*                               71            4
   SBC Communications                      83            4
   Sprint (FON Group)                      91            5
   Verizon Communications                  56            3
                                                  --------
                                                        73
                                                  --------
CONSUMER CYCLICALS (8.8%)
   Dollar General                         359            7
   Ford Motor                              77            3
   Gap                                    228            7



--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   General Motors                          49    $       3
   Gillette                               106            4
   Home Depot                             183            9
   McDonald's                              87            3
   Wal-Mart Stores                        231           13
   Walgreen                               202            6
   Walt Disney                             78            3
                                                  --------
                                                        58
                                                  --------
CONSUMER STAPLES (3.2%)
   Coca-Cola                              149            9
   Pepsico                                144            6
   Philip Morris                          172            5
   Procter & Gamble                        24            1
                                                  --------
                                                        21
                                                  --------
ENERGY (5.8%)
   Chevron                                 62            5
   Exxon Mobil                            202           16
   Halliburton                            145            7
   Royal Dutch Petroleum,
     New York Shares                       73            4
   Schlumberger                            82            6
                                                  --------
                                                        38
                                                  --------
FINANCE (14.4%)
   American Express                       233           12
   American International Group           111           13
   Bank of America                         75            3
   Charles Schwab                         432           15
   Chase Manhattan                        159            7
   Citigroup                              179           11
   Fannie Mae                             160            8
   Household International                227            9
   JP Morgan                               83            9
   Wells Fargo                            201            8
                                                   -------
                                                        95
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000


QUALITY GROWTH STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------
                                         SHARES   VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (11.9%)
   Abbott Laboratories                     82    $       4
   American Home Products                  83            5
   Bristol-Myers Squibb                    83            5
   Eli Lilly                               56            6
   Johnson & Johnson                       82            8
   Medtronic                              143            7
   Merck                                  177           14
   Pfizer                                 521           25
   Schering-Plough                         80            4
                                                  --------
                                                        78
                                                  --------
SERVICE INDUSTRIES (2.6%)
   Paychex                                262           11
   Yahoo*                                  48            6
                                                  --------
                                                        17
                                                  --------
TECHNOLOGY (24.5%)
   America Online*                        125            7
   Cisco Systems*                         314           20
   Computer Associates International      143            7
   Dell Computer*                         276           14
   EMC*                                   214           16
   Hewlett-Packard                         62            8
   Intel                                  190           25
   International Business Machines        106           12
   Microsoft*                             223           18
   Oracle*                                147           12
   Sun Microsystems*                      130           12
   Texas Instruments                      153           10
                                                  --------
                                                       161
                                                  --------
Total Common Stocks
     (Cost $616)                                       626
                                                  --------

--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.4%)
   Morgan Stanley Dean Witter
     6.300%, dated 06/30/00,
     matures 07/03/00, repurchase
     price $48,863 (collateralized
     by a U.S. Treasury Note:
     market value $49,967)               $49      $     49
                                                  --------
Total Repurchase Agreement
     (Cost $49)                                         49
                                                  --------
Total Investments (102.6%)
   (Cost $665)                                         675
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-2.6%)              (17)
                                                  --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 61,549 outstanding
     shares of beneficial interest                     648
   Net unrealized appreciation
     on investments                                     10
                                                  --------
Total Net Assets (100.0%)                         $    658
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                     $  10.69
                                                  ========
* NON-INCOME PRODUCING SECURITY

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                      UNAUDITED


SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.0%)
BASIC MATERIALS (15.6%)
   Carpenter Technology                11,400     $    241
   Celanese                             3,300           64
   Lesco                                  300            5
   Lilly Industries, Cl A              27,300          821
   Sociedad Quimica y Minera de
     Chile ADR                            700           16
   Texas Industries                    11,500          332
   Wausau-Mosinee Paper                 7,700           66
                                                  --------
                                                     1,545
                                                  --------
CAPITAL GOODS (21.5%)
   ABM Industries                       5,300          122
   American Woodmark                    5,500          113
   AO Smith                             5,900          123
   BHA Group Holdings                   6,700           65
   Bowne                                9,700           98
   Briggs & Stratton                    1,700           58
   Federal Signal                       7,500          124
   Fedders                              2,100           12
   Fedders, Cl A                        8,000           37
   Gerber Scientific                    9,600          110
   Kaman, Cl A                         10,200          109
   Lennox International                 9,114          121
   Lindberg                             8,700           62
   LSI Industries                       8,800          134
   Milacron                             8,500          123
   National Service Industries            200            4
   Pittston Brink's Group              30,600          419
   Quixote                             10,900          163
   RPM                                  4,900           50
   Tecumseh Products, Cl A              1,200           46
   York Group*                         10,500           42
                                                  --------
                                                     2,135
                                                  --------
CONSUMER CYCLICALS (22.9%)
   Bassett Furniture                    1,700           21
   Bush Industries, Cl A                9,900          158
   Chemed                               3,500           99



--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Falcon Products                        800     $      8
   Harman International Industries      9,900          604
   Interface                           83,200          317
   Movado Group                           700            8
   Pep Boys                            18,100          109
   Phillips-Van Heusen                 18,800          179
   Polaroid                            28,200          509
   Standard Register                    5,800           83
   Stride Rite                          6,700           41
   Wolverine World Wide                14,400          142
                                                  --------
                                                     2,278
                                                  --------
CONSUMER STAPLES (8.1%)
   Great Atlantic & Pacific Tea         2,800           46
   Ingles Markets, Cl A                 9,800          102
   JM Smucker, Cl B                     8,200          154
   Universal Foods                     27,300          505
                                                  --------
                                                       807
                                                  --------
ENERGY (10.5%)
   Fletcher Challenge Energy ADR        7,460          235
   Midcoast Energy Resources            7,000          110
   NUI                                  5,700          154
   Pennzoil-Quaker State               36,600          441
   UGI                                  5,200          107
                                                  --------
                                                     1,047
                                                  --------
FINANCE (8.4%)
   Annuity and Life Re                  3,600           88
   Klamath First Bancorp                7,400           87
   PXRE Group                           6,900           93
   Scottish Annuity & Life Holdings    11,900          100
   Seacoast Banking                     3,200           86
   Student Loan                         2,700          113
   Washington Federal                   5,100           93
   West Coast Bancorp                   7,760           78
   Westerfed Financial                  6,500           94
                                                  --------
                                                       832
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000


SMALL CAP VALUE EQUITY FUND--CONCLUDED
--------------------------------------------------------------------------------
                                      SHARES/FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (2.6%)
   Mentor                               7,400     $    201
   Vital Signs                          3,300           60
                                                  --------
                                                       261
                                                  --------
SERVICE INDUSTRIES (0.5%)
   Grey Advertising                       100           52
                                                  --------
TECHNOLOGY (1.0%)
   Pioneer Standard Electronics         2,100           31
   Western Resources                    4,500           70
                                                  --------
                                                       101
                                                  --------
TRANSPORTATION (3.9%)
   Knightsbridge Tankers                3,600           72
   Sea Containers, Cl A                14,800          313
                                                  --------
                                                       385
                                                  --------
Total Common Stocks
     (Cost $10,771)                                  9,443
                                                  --------
REPURCHASE AGREEMENT (4.4%)
   Morgan Stanley Dean Witter
     6.250%, dated 06/30/00,
     matures 07/03/00, repurchase
     price $431,460 (collateralized
     by an U.S. Treasury Note:
     market value $441,175)              $431          431
                                                  --------
Total Repurchase Agreement
     (Cost $431)                                       431
                                                  --------
Total Investments (99.4%)
     (Cost $11,202)                                  9,874
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.6%)                64
                                                  --------



--------------------------------------------------------------------------------
                                                  VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,249,364 outstanding
     shares of beneficial interest                $ 13,010
   Undistributed net investment income                  20
   Accumulated net realized loss
     on investments                                 (1,764)
   Net unrealized depreciation
     on investments                                 (1,328)
                                                  --------
Total Net Assets (100.0%)                         $  9,938
                                                  ========

Net Asset Value, Offering and
   Redemption Price Per Share                     $   7.95
                                                  ========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                      UNAUDITED


VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------
                                        SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (92.6%)
BASIC MATERIALS (3.4%)
   Allegheny Technologies               18,900    $    340
   Boise Cascade                        29,600         766
   Rohm & Haas                          37,100       1,280
                                                  --------
                                                     2,386
                                                  --------
CAPITAL GOODS (23.3%)
   Cooper Industries                    40,800       1,328
   Dana                                 18,700         396
   Emerson Electric                     50,600       3,055
   Fort James                           30,300         701
   General Dynamics                     27,300       1,426
   Honeywell International              62,000       2,089
   Hubbell                              40,700       1,038
   Ingersoll-Rand                       18,500         745
   Masco                                84,200       1,521
   Minnesota Mining & Manufacturing     21,000       1,732
   National Service Industries          33,300         649
   Pall                                 20,100         372
   Sonoco Products                      44,200         909
   WW Grainger                          13,800         425
                                                  --------
                                                    16,386
                                                  --------
COMMUNICATION SERVICES (11.2%)
   Alltel                               13,400         830
   AT&T                                 22,400         708
   CenturyTel                           16,000         460
   GTE                                  34,500       2,148
   Harris                               20,800         681
   SBC Communications                   52,200       2,258
   Sprint (FON Group)                   15,800         806
                                                  --------
                                                     7,891
                                                  --------
CONSUMER CYCLICALS (8.9%)
   Ford Motor                           11,825         508
   Fortune Brands                       38,700         892



--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Genuine Parts                       23,800    $     476
   International Flavors & Fragrances  31,100          939
   JC Penney                           19,100          352
   Pitney Bowes                        20,900          836
   Questar                             32,100          622
   Rockwell International              23,200          731
   Ryder System                        22,500          426
   Stanley Works                       20,500          487
                                                  --------
                                                     6,269
                                                  --------
CONSUMER STAPLES (9.8%)
   Albertson's                         47,700        1,586
   Bestfoods                           20,400        1,413
   Conagra                             45,700          871
   Flowers Industries                  22,200          443
   HJ Heinz                            14,100          617
   Kimberly-Clark                      33,600        1,928
                                                  --------
                                                     6,858
                                                  --------
ENERGY (10.8%)
   Coastal                             20,400        1,242
   Conoco, Cl B                       105,672        2,596
   Exxon Mobil                         19,600        1,539
   Texaco                              28,400        1,512
   Unocal                              21,100          699
                                                  --------
                                                     7,588
                                                  --------
FINANCE (16.1%)
   Allstate                            56,700        1,262
   American Financial Group             7,800          193
   American General                    16,300          994
   Amsouth Bancorporation              64,704        1,019
   Bank of America                     15,400          662
   Chase Manhattan                     12,825          591
   Chubb                               14,700          904
   Fleet Boston Financial              40,929        1,392
   Keycorp                             25,200          444

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000


VALUE INCOME STOCK FUND--CONCLUDED
--------------------------------------------------------------------------------
                                      SHARES/FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
   Paine Webber Group                   7,200     $    328
   PNC Financial Services Group        30,600        1,434
   Reliastar Financial                  9,500          498
   Summit Bancorp                      40,600        1,000
   Torchmark                           23,300          575
                                                  --------
                                                    11,296
                                                  --------
HEALTH CARE (5.1%)
   Baxter International                39,400        2,770
   Pharmacia                           16,337          844
                                                  --------
                                                     3,614
                                                  --------
SERVICE INDUSTRIES (0.9%)
   H & R Block                         19,600          635
                                                  --------
TECHNOLOGY (3.1%)
   Duke Energy                         12,500          705
   International Business Machines      8,000          876
   Scana                               23,790          574
                                                  --------
                                                     2,155
                                                  --------
Total Common Stocks
     (Cost $70,330)                                 65,078
                                                  --------
REPURCHASE AGREEMENT (6.8%)
   Morgan Stanley Dean Witter
     6.700%, dated 06/30/00,
     matures 07/03/00, repurchase
     price $4,828,666 (collateralized
     by an FHLMC: market value
     $4,937,715)                       $4,826        4,826
                                                  --------
Total Repurchase Agreement
     (Cost $4,826)                                   4,826
                                                  --------
 Total Investments (99.4%)
   (Cost $75,156)                                   69,904
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.6%)               390
                                                  --------



--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 5,742,191 outstanding
     shares of beneficial interest                 $80,497
   Undistributed net investment income                 248
   Accumulated net realized loss
     on investments                                 (5,199)
   Net unrealized depreciation
     on investments                                 (5,252)
                                                  --------
Total Net Assets (100.0%)                          $70,294
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                      $ 12.24
                                                  ========
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                                                       UNAUDITED


Investment Grade Bond Fund
--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (22.7%)
   U.S. Treasury Notes
     6.500%, 08/31/01                  $1,300     $  1,300
     6.500%, 08/15/05                     350          354
     6.500%, 02/15/10                     400          413
   U.S. Treasury Bonds
     7.500%, 11/15/16                   1,200        1,351
     8.750%, 08/15/20                     550          706
                                                  --------
Total U.S. Treasury Obligations
     (Cost $4,057)                                   4,124
                                                  --------
CORPORATE OBLIGATIONS (52.8%)
FINANCE (23.0%)
   Aristar
     7.250%, 06/15/06                     500          478
   Associates
     6.250%, 11/01/08                     450          403
   Countrywide Home Loan
     6.850%, 06/15/04                     300          292
   Countrywide Home Loan, MTN
     6.510%, 02/11/05                     300          283
   Deutsche Telekom
     8.250%, 06/15/30                     350          355
   Finova Capital
     7.250%, 11/08/04                     250          220
     7.250%, 07/12/06                     500          413
   Finova Capital, MTN
     7.300%, 09/22/03                     550          483
   Great Western
     8.600%, 02/01/02                     340          344
   Household Finance
     7.200%, 07/15/06                     450          434
   Wachovia
     5.625%, 12/15/08                     250          216
   Washington Mutual
     7.500%, 08/15/06                     250          243
                                                  --------
                                                     4,164
                                                  --------



--------------------------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER (5.9%)
   Donaldson, Lufkin & Jenrette, MTN
     6.150%, 05/04/04                    $200     $    190
   Morgan Stanley Dean Witter, MTN
     7.375%, 04/15/03                     400          400
   Paine Webber Group, MTN
     6.020%, 04/22/02                     500          486
                                                  --------
                                                     1,076
                                                  --------
INDUSTRIAL (6.3%)
   Avon Products
     7.150%, 11/15/09                     200          191
   Cooper Tire & Rubber
     7.750%, 12/15/09                     400          389
   Marriot International, Ser C
     7.875%, 09/15/09                     350          344
   Philip Morris
     7.500%, 04/01/04                      50           49
   Tribune
     7.450%, 10/15/09                     175          173
                                                  --------
                                                     1,146
                                                  --------
INSURANCE (14.9%)
   Aon
     6.900%, 07/01/04                     650          628
   Conseco
     8.750%, 02/09/04                     800          556
     6.800%, 06/15/05                     465          307
   Conseco (A)
     6.400%, 12/15/00                     200          158
   Provident
     7.000%, 07/15/18                     550          438
   Reliastar Financial
     8.000%, 10/30/06                     280          282
     6.500%, 11/15/08                     350          321
                                                  --------
                                                     2,690
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000                              UNAUDITED


INVESTMENT GRADE BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
UTILITIES (2.7%)
   Florida Power & Light
     5.875%, 04/01/09                $    550     $    490
                                                  --------
Total Corporate Obligations
     (Cost $10,486)                                  9,566
                                                  --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (14.9%)
   FHLMC
     7.375%, 05/15/03                   1,000        1,010
     5.750%, 03/15/09                     750          681
   FNMA
     7.125%, 01/15/30                   1,000        1,002
                                                  --------
Total U.S. Agency Mortgage-Backed
     Obligations (Cost $2,670)                       2,693
                                                  --------
MORTGAGE-BACKED OBLIGATION (4.1%)
   Commercial,  Ser 1999-1, Cl A2
     6.455%, 06/15/08                     800          750
                                                  --------
Mortgage-Backed Obligation
     (Cost $741)                                       750
                                                  --------
REPURCHASE AGREEMENT (5.7%)
   Morgan Stanley Dean Witter
     6.25%, dated 06/30/00,
     matures 07/03/00, repurchase
     price $1,029,592 (collateralized
     by an U.S. Treasury Note:
     market value $1,052,787)           1,029        1,029
                                                  --------
Total Repurchase Agreement
     (Cost $1,029)                                   1,029
                                                  --------
Total Investments (100.2%)
   (Cost $18,983)                                   18,162
                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)              (30)
                                                  --------



--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,916,639 outstanding
     shares of beneficial interest                $ 19,754
   Accumulated net realized loss
     on investments                                   (801)
   Net unrealized depreciation
     on investments                                   (821)
                                                  --------
Total Net Assets (100.0%)                         $ 18,132
                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                     $   9.46
                                                  ========
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES
(A) ADJUSTABLE RATE SECURITY. THE RATE REPORTED IS THE RATE IN EFFECT ON
    JUNE 30, 2000.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2000                                       UNAUDITED

                                                 CAPITAL                GROWTH               INTERNATIONAL              MID-CAP
                                               APPRECIATION           AND INCOME                EQUITY                   EQUITY
                                                   FUND                  FUND                    FUND                     FUND
                                               ------------           ----------             -------------              --------
Investment Income:
   Interest Income .........................     $   272               $   1                    $   20                  $   51
   Dividend Income .........................         591                   3                       235                     126
   Less: Foreign Taxes Withheld ............          --                  --                       (17)                     --
                                                 -------               -----                    ------                  ------
       Total Investment Income .............         863                   4                       238                     177
                                                 -------               -----                    ------                  ------
Expenses:
   Investment Advisory Fees ................         704                   1                        98                     173
   Less: Investment Advisory
     Fees Waived ...........................        (123)                 (1)                      (43)                    (51)
   Administrator Fees ......................          32                  31                        37                      31
   Custody Fees ............................          24                  --                        16                       6
   Transfer Agent Fees .....................          17                  --                         3                       4
   Professional Fees .......................          30                  --                         4                       6
   Trustee Fees ............................           3                  --                        --                       1
   Registration Fees .......................          --                  --                        --                      --
   Printing Expenses .......................          15                  --                         2                       4
   Pricing Fees ............................           1                  --                         6                      --
   Insurance and Other Fees ................           1                   1                        --                      --
   Amortization of Deferred
    Organization Costs .....................          --                  --                         2                      --
                                                 -------               -----                    ------                  ------
       Total Expenses                                704                  32                       125                     174
   Less: Reimbursements from Adviser .......          --                 (30)                       --                      --
                                                 -------               -----                    ------                  ------
       Net Expenses ........................         704                   2                       125                     174
                                                 -------               -----                    ------                  ------
         Net Investment Income .............         159                   2                       113                       3
                                                 -------               -----                    ------                  ------
   Net Realized Gain (Loss) on
     Securities Sold .......................       4,209                  --                      (417)                  3,068
   Net Realized Loss on Foreign
     Currency Transactions .................          --                  --                        (2)                     --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .........       2,271                  10                       644                    (173)
   Net Change in Unrealized Appreciation
     on Forward Currency Contracts,
     Foreign Currency, and Translation
     of Other Assets and Liabilities
     in Foreign Currency ...................          --                  --                         8                      --
                                                 -------               -----                    ------                  ------
         Net Realized and Unrealized
           Gain (Loss) on Investments
           and Foreign Currency ............       6,480                  10                       233                   2,895
                                                 -------               -----                    ------                  ------
Increase (Decrease) in Net Assets
   from Operations .........................     $ 6,639               $  12                    $  346                  $2,898
                                                 =======               =====                    ======                  ======


                                                         QUALITY          SMALL CAP       VALUE
                                                         GROWTH             VALUE        INCOME         INVESTMENT
                                                          STOCK            EQUITY         STOCK            GRADE
                                                          FUND              FUND          FUND           BOND FUND
                                                         --------        --------       --------        ----------
Investment Income:
   Interest Income .........................            $     1             $  12        $   210           $  709
   Dividend Income .........................                  1               127          1,073               --
   Less: Foreign Taxes Withheld ............                 --                --             --               --
                                                        -------             -----        -------           ------
       Total Investment Income .............                  2               139          1,283              709
                                                        -------             -----        -------           ------
Expenses:
   Investment Advisory Fees ................                  1                57            334               73
   Less: Investment Advisory
     Fees Waived ...........................                 (1)              (35)           (39)             (44)
   Administrator Fees ......................                 31                31             31               31
   Custody Fees ............................                 --                 2             20                4
   Transfer Agent Fees .....................                 --                 2             14                3
   Professional Fees .......................                 --                 3             21                3
   Trustee Fees ............................                 --                --              2                1
   Registration Fees .......................                 --                --             --               --
   Printing Expenses .......................                 --                 1             11                3
   Pricing Fees ............................                 --                --              1               --
   Insurance and Other Fees ................                 --                --              1               --
   Amortization of Deferred
    Organization Costs .....................                 --                --             --               --
                                                        -------             -----        -------           ------
       Total Expenses ......................                 31                61            396               74
Less: Reimbursements from Adviser ..........                (30)               --             --               --
                                                        -------             -----        -------           ------
       Net Expenses ........................                  1                61            396               74
                                                        -------             -----        -------           ------
         Net Investment Income .............                  1                78            887              635
                                                        -------             -----        -------           ------
   Net Realized Gain (Loss) on
     Securities Sold .......................                 --               (38)        (9,363)            (388)
   Net Realized Loss on Foreign
     Currency Transactions .................                 --                --             --               --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .........                 10               (13)         2,058             (200)
   Net Change in Unrealized Appreciation
     on Forward Currency Contracts,
     Foreign Currency, and Translation
     of Other Assets and Liabilities
     in Foreign Currency ...................                 --                --             --               --
                                                        -------             -----        -------           ------
         Net Realized and Unrealized
           Gain (Loss) on Investments
           and Foreign Currency ............                 10               (51)        (7,305)            (588)
                                                        -------             -----        -------           ------
Increase (Decrease) in Net Assets
   from Operations .........................            $    11             $  27        $(6,418)          $  47
                                                        =======             =====        =======           =====

Amounts designated as "--" are either $0 or have been rounded to $0.

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENTS OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE PERIOD ENDED JUNE 30 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31,

                                                          CAPITAL APPRECIATION                            GROWTH AND
                                                                  FUND                                    INCOME FUND
                                                      -----------------------------              ----------------------------
                                                      01/01/00-            01/01/99-             01/01/00-         12/30/99(1)-
                                                      06/30/00             12/31/99              06/30/00            12/31/99
                                                      ---------            --------              ---------         -----------
Investment Activities:
   Net Investment Income ...................          $    159             $    245              $     2               $   --
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions .....             4,209                4,287                   --                   --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments .........             2,271                5,562                   10                   --
   Net Change in Unrealized Appreciation
     (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currency,
     and Translation of Other Assets and
     Liabilities in Foreign Currency .......                --                   --                   --                   --
                                                      --------             --------              -------                -----
   Increase (Decrease) in Net Assets Resulting
     from Operations .......................             6,639               10,094                   12                   --
                                                      --------             --------              -------                -----
Distributions to Shareholders:

   Net Investment Income ...................              (131)                (275)                  (2)                  --
   Capital Gains ...........................                --               (8,721)                  --                   --
                                                      --------             --------              -------                -----
   Total Distributions .....................              (131)              (8,996)                  (2)                  --
                                                      --------             --------              -------                -----
Capital Transactions:
   Proceeds from Shares Issued .............               575               24,657                1,098                   10
   Reinvestment of Cash Distributions ......               131                8,996                    2                   --
   Cost of Shares Repurchased ..............           (24,733)              (6,239)                 (21)                  --
                                                      --------             --------              -------                -----
   Increase (Decrease) in Net Assets from
     Capital Transactions ..................           (24,027)              27,414                1,079                   10
                                                      --------             --------              -------                -----
   Total Increase (Decrease) in Net Assets .           (17,519)              28,512                1,089                   10
                                                      --------             --------              -------                -----
Net Assets:
   Beginning of Period .....................           134,072              105,560                   10                   --
                                                      --------             --------              -------                -----
   End of Period ...........................          $116,553             $134,072              $ 1,099                $  10
                                                      ========             ========              =======                =====
Shares Issued and Redeemed:
   Shares Issued ...........................                28                1,202                  104                    1
   Shares Issued in Lieu of Cash Distributions               6                  460                   --                   --
   Shares Redeemed .........................            (1,220)                (314)                  (2)                  --
                                                      --------             --------              -------                -----
   Net Share Transactions ..................            (1,186)               1,348                  102                    1
                                                      ========             ========              =======                =====

                                                                    INTERNATIONAL
                                                                      EQUITY FUND
                                                          -------------------------------
                                                           01/01/00-            01/01/99-
                                                           06/30/00             12/31/99
                                                          -----------          ---------
Investment Activities:
   Net Investment Income .....................            $    113             $    79
   Net Realized Gain (Loss) on Investments
     and Foreign Currency Transactions .......                (419)              2,770
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...........                 644              (1,281)
   Net Change in Unrealized Appreciation
     (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currency,
     and Translation of Other Assets and
     Liabilities in Foreign Currency .........                   8                 (11)
                                                          --------             -------
   Increase (Decrease) in Net Assets Resulting
     from Operations .........................                 346               1,557
                                                          --------             -------
Distributions to Shareholders:

   Net Investment Income .....................                  --                 (93)
   Capital Gains .............................                  --                (271)
                                                          --------             -------
   Total Distributions .......................                  --                (364)
                                                          --------             -------
Capital Transactions:
   Proceeds from Shares Issued ...............                 386               2,079
   Reinvestment of Cash Distributions ........                  --                 364
   Cost of Shares Repurchased ................              (4,258)             (4,294)
                                                          --------             -------
   Increase (Decrease) in Net Assets from
     Capital Transactions ....................              (3,872)             (1,851)
                                                          --------             -------
   Total Increase (Decrease) in Net Assets ...              (3,526)               (658)
                                                          --------             -------
Net Assets:
   Beginning of Period .......................              18,268              18,926
                                                          --------             -------
   End of Period .............................            $ 14,742             $18,268
                                                          ========             =======
Shares Issued and Redeemed:
   Shares Issued .............................                  29                 156
   Shares Issued in Lieu of Cash Distributions                  --                  27
   Shares Redeemed ...........................                (317)               (322)
                                                          --------             -------
   Net Share Transactions ....................                (288)               (139)
                                                          ========             =======

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on December 30, 1999.


=====================================================================================================

        MID-CAP                           QUALITY GROWTH                        SMALL CAP VALUE
      EQUITY FUND                           STOCK FUND                            EQUITY FUND
------------------------           ----------------------------          --------------------------
01/01/00-      01/01/99-           01/01/00-       12/30/99 (1)-         01/01/00-        01/01/99-
06/30/00       12/31/99            06/30/00          12/31/99            06/30/00         12/31/99
----------    ----------           ----------      ----------            ----------      ----------
 $      3       $   (57)           $   1           $    --              $    78           $   143

    3,068         2,943               --                --                  (38)           (1,194)

     (173)          789               10                --                  (13)              349




       --            --               --                --                   --                --
 --------        ------           ------             -----              -------           -------

    2,898         3,675               11                --                   27              (702)
 --------        ------           ------             -----              -------           -------


       --            --               (1)               --                  (75)             (146)
       --          (475)              --                --                   --                --
 --------        ------           ------             -----              -------           -------
       --          (475)              (1)               --                  (75)             (146)
 --------        ------           ------             -----              -------           -------

      380         1,583              651                10                  778             1,442
       --           475                1                --                   75               146
   (4,752)       (5,589)             (14)               --               (1,914)           (2,838)
 --------        ------           ------             -----              -------           -------

   (4,372)       (3,531)             638                10               (1,061)           (1,250)
 --------        ------           ------             -----              -------           -------
   (1,474)          331)             648                10               (1,109)           (2,098)
 --------        ------           ------             -----              -------           -------

   30,744        31,075               10                --               11,047            13,145
 --------       -------           ------             -----              -------           -------
  $29,270       $30,744           $  658             $  10              $ 9,938           $11,047
 ========       =======           ======             =====              =======           =======
       24           117               62                 1                  104               180
       --            35               --                --                   10                19
     (299)         (420)              (1)               --                 (251)             (363)
 --------       -------           ------             -----              -------           -------
     (275)         (268)              61                 1                 (137)             (164)
 ========       =======           ======             =====              =======            ======



         VALUE INCOME                       INVESTMENT GRADE
          STOCK FUND                            BOND FUND
 ----------------------------          --------------------------
 01/01/00-         01/01/99-           01/01/00-        01/01/99-
 06/30/00          12/31/99            06/30/00         12/31/99
 ----------        ----------          ----------       ---------
  $    887          $  2,082           $   635          $ 1,198

    (9,363)            4,217              (388)            (403)

     2,058            (9,964)             (200)          (1,128)




        --                --                --               --
  --------          --------           -------          -------

    (6,418)           (3,665)               47             (333)
  --------          --------           -------          -------


      (841)           (2,105)             (635)          (1,196)
        --            (8,555)               --             (262)
   --------          --------           -------          -------
      (841)          (10,660)             (635)          (1,458)
  --------          --------           -------          -------

     2,046            12,332               759            7,882
       841            10,660               634            1,458
   (27,075)           (5,685)           (4,406)          (5,052)
  --------          --------           -------          -------

   (24,188)           17,307            (3,013)           4,288
  --------          --------           -------          -------
   (31,447)            2,982            (3,601)           2,497
  --------          --------           -------          -------

   101,741            98,759            21,733           19,236
  --------          --------           -------          -------
  $ 70,294          $101,741           $18,132          $21,733
  ========          ========           =======          =======
       160               800                80              772
        68               734                66              146
    (2,176)             (392)             (462)            (504)
    (1,948)            1,142              (316)             414
  ========          ========           =======          =======


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE PERIOD ENDED JUNE 30, 2000 (UNAUDITED) AND
THE YEARS ENDED DECEMBER 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                     NET             NET REALIZED AND                                DISTRIBUTIONS
                             NET ASSET VALUE     INVESTMENT      UNREALIZED GAINS (LOSSES)   DISTRIBUTIONS FROM      FROM REALIZED
                           BEGINNING OF PERIOD  INCOME (LOSS)         ON INVESTMENTS       NET INVESTMENT INCOME     CAPITAL GAINS
                           ------------------- --------------     ----------------------    --------------------   -----------------
CAPITAL APPRECIATION FUND (A)
           2000                     $20.27           $ 0.03                   $1.19              $(0.02)              $     --
           1999                      20.04             0.04                    1.65               (0.04)                 (1.42)
           1998                      17.27             0.07                    4.54               (0.08)                 (1.76)
           1997                      13.06             0.10                    4.63               (0.10)                 (0.42)
           1996                      10.66             0.12                    2.40               (0.12)                    --
           1995 (1)                  10.00             0.04                    0.66               (0.04)                    --
GROWTH AND INCOME FUND
           2000                     $10.00           $ 0.04                  $ 0.64              $(0.04)              $     --
           1999 (2)                  10.00               --                      --                  --                     --
INTERNATIONAL EQUITY FUND
           2000                     $13.93           $ 0.10                  $ 0.38              $   --               $     --
           1999                      13.05             0.03                    1.11               (0.07)                 (0.19)
           1998                      11.87             0.10                    1.17               (0.01)                 (0.08)
           1997                      10.16             0.03                    1.68                  --                     --
           1996 (3)                  10.00             0.01                    0.16               (0.01)                    --
MID-CAP EQUITY FUND (B)
           2000                     $15.20           $(0.01)                 $ 1.56              $   --               $     --
           1999                      13.56            (0.03)                   1.90                  --                  (0.23)
           1998                      13.97               --                    0.70                  --                  (1.11)
           1997                      11.86            (0.01)                   2.64               (0.01)                 (0.51)
           1996                      10.27             0.06                    1.59               (0.06)                    --
           1995 (1)                  10.00             0.05                    0.27               (0.05)                    --
QUALITY GROWTH STOCK  FUND
           2000                     $10.00           $ 0.02                  $ 0.69              $(0.02)              $     --
           1999 (2)                  10.00               --                      --                  --                     --
SMALL CAP VALUE EQUITY FUND (C)
           2000                     $ 7.97           $ 0.06                  $(0.02)             $(0.06)              $     --
           1999                       8.48             0.10                   (0.51)              (0.10)                    --
           1998                       9.77             0.12                   (1.30)              (0.11)                    --
           1997 (4)                  10.00             0.03                   (0.23)              (0.03)                    --
VALUE INCOME STOCK FUND
           2000                     $13.23           $ 0.14                  $(0.99)             $(0.14)              $     --
           1999                      15.08             0.29                   (0.63)              (0.29)                 (1.22)
           1998                      15.21             0.27                    1.02               (0.28)                 (1.14)
           1997                      12.41             0.28                    3.02               (0.28)                 (0.22)
           1996                      10.67             0.23                    1.74               (0.23)                    --
           1995 (1)                  10.00             0.06                    0.67               (0.06)                    --
INVESTMENT GRADE BOND FUND
           2000                     $ 9.73           $ 0.31                  $(0.27)             $(0.31)              $     --
           1999                      10.58             0.56                   (0.73)              (0.56)                 (0.12)
           1998                      10.19             0.54                    0.39               (0.54)                    --
           1997                       9.92             0.58                    0.27               (0.58)                    --
           1996                      10.25             0.54                   (0.33)              (0.54)                    --
           1995 (1)                  10.00             0.13                    0.25               (0.13)                    --

(A) During the fiscal year ended December 31, 1999, the Capital Growth Fund changed its name to the Capital Appreciation Fund.
(B) During the fiscal year ended December 31, 1996, the Aggressive Growth Fund changed its name to the Mid-Cap Equity Fund.
(C) During the period ended June 30, 2000,
    the Small Cap Equity Fund changed its name to the Small Cap Value Equity Fund.
(1) Commenced operations on October 2, 1995. All ratios for the period have been annualized.
(2) Commenced operations on December 30, 1999. All ratios for the period have been annualized.
(3) Commenced operations on November 7, 1996. All ratios for the period have been annualized.
(4) Commenced operations on October 22, 1997. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
 Amounts designated as "--" are either $0 or have been rounded to $0.



                                                                                                        RATIO OF
                                         NET ASSET              NET ASSETS       RATIO OF           NET INVESTMENT
                                        VALUE END      TOTAL      END OF        EXPENSES TO        INCOME (LOSS) TO
                                        OF PERIOD     RETURN+   PERIOD (000) AVERAGE NET ASSETS    AVERAGE NET ASSETS
                                        ----------    --------  ----------   ------------------    ------------------
CAPITAL APPRECIATION FUND (A)
           2000                          $21.47         6.04%     $116,553            1.15%                0.26%
           1999                           20.27         8.73       134,072            1.15                 0.20
           1998                           20.04        28.97       105,560            1.15                 0.43
           1997                           17.27        36.54        61,877            1.15                 0.70
           1996                           13.06        23.75        25,189            1.15                 1.15
           1995 (1)                       10.66         6.96         3,778            1.15                 1.69
GROWTH AND INCOME FUND
           2000                          $10.64         6.82%     $  1,099            1.20%                1.27%
           1999 (2)                       10.00           --            10            1.20                   --
INTERNATIONAL EQUITY FUND
           2000                          $14.41         3.45%     $ 14,742            1.59%                1.44%
           1999                           13.93         8.81        18,268            1.60                 0.42
           1998                           13.05        10.80        18,926            1.60                 0.63
           1997                           11.87        16.84        13,847            1.60                 0.41
           1996 (3)                       10.16         1.70           995            1.60                 1.83
MID-CAP EQUITY FUND (B)
           2000                          $16.75        10.02%     $ 29,270            1.15%                0.03%
           1999                           15.20        14.00        30,744            1.15                (0.20)
           1998                           13.56         7.16        31,075            1.15                (0.29)
           1997                           13.97        22.23        23,913            1.15                (0.07)
           1996                           11.86        16.05        14,294            1.15                 0.58
           1995 (1)                       10.27         3.19         3,409            1.15                 2.22
QUALITY GROWTH STOCK  FUND
           2000                          $10.69         7.07%     $    658            1.30%                0.42%
           1999 (2)                       10.00           --            10            1.30                   --
SMALL CAP VALUE EQUITY FUND (C)
           2000                          $ 7.95         0.50%     $  9,938            1.20%                1.56%
           1999                            7.97        (4.78)       11,047            1.20                 1.23
           1998                            8.48       (12.18)       13,145            1.20                 1.23
           1997 (4)                        9.77        (2.05)        7,563            1.20                 1.62
VALUE INCOME STOCK FUND
           2000                          $12.24        (6.46)%    $ 70,294            0.95%                2.12%
           1999                           13.23        (3.00)      101,741            0.95                 1.95
           1998                           15.08         9.69        98,759            0.95                 1.90
           1997                           15.21        26.82        72,747            0.95                 2.09
           1996                           12.41        18.64        31,216            0.95                 2.45
           1995 (1)                       10.67         7.31         4,015            0.95                 2.98
INVESTMENT GRADE BOND FUND
           2000                          $ 9.46         0.39%     $ 18,132            0.75%                6.41%
           1999                            9.73        (1.67)       21,733            0.75                 5.56
           1998                           10.58         9.38        19,236            0.75                 5.19
           1997                           10.19         8.84         9,902            0.75                 5.81
           1996                            9.92         2.29         8,039            0.75                 5.54
           1995 (1)                       10.25         3.68         3,115            0.75                 5.04


                                            RATIO OF                    RATIO OF
                                           EXPENSES TO               NET INVESTMENT
                                       AVERAGE NET ASSETS          AVERAGE NET ASSETS   PORTFOLIO
                                       (EXCLUDING WAIVERS          (EXCLUDING WAIVERS    TURNOVER
                                       AND REIMBURSEMENTS)         AND REIMBURSEMENTS)     RATE
                                       ------------------          ------------------   ---------
CAPITAL APPRECIATION FUND (A)
           2000                                1.35%                    0.06%              68%
           1999                                1.36                    (0.01)             168
           1998                                1.41                     0.17              219
           1997                                1.60                     0.25              196
           1996                                2.43                    (0.13)             148
           1995 (1)                            6.18                    (3.34)               8
GROWTH AND INCOME FUND
           2000                               19.41%                  (16.94)%              6%
           1999 (2)                            1.20                       --               --
INTERNATIONAL EQUITY FUND
           2000                                2.13%                    0.90%              95%
           1999                                1.99                     0.03              207
           1998                                2.07                     0.16              129
           1997                                2.93                    (0.92)              99
           1996 (3)                           31.39                   (27.96)              --
MID-CAP EQUITY FUND (B)
           2000                                1.49%                   (0.31)%             62%
           1999                                1.50                    (0.55)             122
           1998                                1.53                    (0.67)              92
           1997                                1.77                    (0.69)             139
           1996                                2.79                    (1.06)             140
           1995 (1)                            6.34                    (2.97)              13
QUALITY GROWTH STOCK  FUND
           2000                               28.30%                  (26.58)%              2%
           1999 (2)                            1.30                       --               --
SMALL CAP VALUE EQUITY FUND (C)
           2000                                1.89%                    0.87%              17%
           1999                                1.83                     0.60               63
           1998                                1.89                     0.54               49
           1997 (4)                            2.66                     0.16                4
VALUE INCOME STOCK FUND
           2000                                1.04%                    2.03%              30%
           1999                                0.96                     1.94               80
           1998                                1.11                     1.74               76
           1997                                1.23                     1.81              105
           1996                                1.95                     1.45               80
           1995 (1)                            5.72                    (1.79)               7
INVESTMENT GRADE BOND FUND
           2000                                1.19%                    5.97%              82%
           1999                                1.19                     5.12              243
           1998                                1.34                     4.60              183
           1997                                1.58                     4.98              219
           1996                                2.78                     3.51              303
           1995 (1)                            6.05                    (0.26)             109



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000

1. Organization

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eight funds: the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund (formerly Small Cap Equity Fund), the Value Income Stock Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective, policies and strategies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price, if readily available for such equity securities, on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price.

     Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------
                                                                       UNAUDITED


     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares. The offering price per share for the shares of the Investment Grade Bond and Equity Funds is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and

     o purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Capital Appreciation Fund, the Growth and Income Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Value Equity Fund and the Value Income Stock Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Administration and Distribution Agreements

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended November 19, 1997 and March 1, 1999. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion, and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.

NOTES TO FINANCIAL STATEMENTS (Concluded)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  JUNE 30, 2000



4. Investment Advisory Agreement

Investment  advisory  services  are  provided  to the  Trust by  Trusco  Capital
Management, Inc. ("Trusco"). Under the terms of the investment advisory agreement, Trusco is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of 1.15%, .90%, 1.25%, 1.15%, 1.00%, 1.15%,
 .80%, and .74% of the average daily net assets of the Capital Appreciation Fund, Growth and Income Fund, International Equity Fund, Mid-Cap Equity Fund, Quality Growth Stock Fund, Small Cap Value Equity Fund, Value Income Stock Fund, and Investment Grade Bond Fund, respectively. Trusco has voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Effective June 30, 2000, SunTrust Banks, Inc.  reorganized all of the investment
management   functions  of  its  three  institutional  money  management  units, including SunTrust Bank, into Trusco Capital Management, Inc.

SunTrust Bank, Atlanta acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Organizational Costs and Transactions with Affiliates

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred. The Trust incurred organizational costs of approximately $55,566 which include legal fees of approximately $44,153 for organization work performed by a law firm of which two officers of the Trust are partners. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.


Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with the Distributor to manage the investments of repurchase agreements for the Funds. For its services the Distributor received $4,367 for the period ended June 30, 2000.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the six month period ended June 30, 2000 were as follows:

                                                 U.S. GOVT. U.S. GOVT.
                            PURCHASES    SALES   PURCHASES    SALES
                              (000)      (000)     (000)      (000)
                            ---------   --------  ---------  ---------
Capital Appreciation Fund ..$ 79,639   $ 98,823  $  --      $  --
Growth and Income Fund .....   1,047         22     --         --
International Equity Fund ..  13,599     13,526     --         --
Mid-Cap Equity Fund ........  17,793     22,029     --         --
Quality Growth Stock Fund ..     622          6     --         --
Small Cap Value
   Equity Fund .............   1,652      2,827     --         --
Value Income Stock Fund ....  22,838     43,678     --         --
Investment Grade
   Bond Fund ...............   5,417      8,572   9,847     10,233

--------------------------------------------------------------------------------
                                                                       UNAUDITED


At June 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Investment Grade Bond and Equity Funds at June 30, 2000 was as follows:

                                                          NET UNREALIZED
                               APPRECIATED   DEPRECIATED   APPRECIATION/
                                SECURITIES    SECURITIES  (DEPRECIATION)
                                  (000)         (000)         (000)
                                 --------    ----------    ----------
Capital Appreciation Fund ......  $32,134     $ (5,078)     $ 27,056
Growth and Income Fund .........       57          (47)           10
International Equity Fund ......    1,452         (562)          890
Mid-Cap Equity Fund ............    5,595       (1,373)        4,222
Quality Growth Stock Fund ......       35          (25)           10
Small Cap Equity Fund ..........      916       (2,244)       (1,328)
Value Income Stock Fund ........    5,049      (10,301)       (5,252)
Investment Grade Bond Fund .....      111         (932)         (821)


7. Concentration of Credit Risk

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.



8. Consents of Sole Shareholder
On December 29, 1999, the sole shareholder of the Growth and Income Fund (the "Fund") approved the following appointments: SEI Investments Mutual Funds Services to serve as Administrator of the Fund, Trusco Capital Management, Inc. to serve as Investment Adviser to the assets of the Fund and SEI Investments Distribution Co. to serve as Distributor of the shares of the Fund.

On December 29, 1999, the sole shareholder of the Quality Growth Stock Fund (the "Fund") approved the following appointments: SEI Investments Mutual Funds Services to serve as Administrator of the Fund, Trusco Capital Management, Inc. to serve as Investment Adviser to the assets of the Fund and SEI Investments Distribution Co. to serve as Distributor of the shares of the Fund.

                                                           NOTES

                                                           NOTES

Investment Adviser:

Trusco Capital Management, Inc.


STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal.There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust Funds are advised by Trusco Capital Management, Inc., an affiliate of SunTrust
Banks, Inc.








Distributor:
SEI Investments Distribution Co.


This information must be preceded or accompanied by a current prospectus for each fund described.